Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock
NOTE 17	Treasury Stock

The following table summarizes shares held as treasury stock and their related carrying value:

At December 31, (in thousands)	Number of Treasury Shares	Treasury Shares Cost
2011	12,829	$225,034
2010	6,798	115,449
2009	3,680	69,950

Stock Repurchase Plan

On April 20, 2010, TSYS announced a stock repurchase plan to purchase up to 10 million shares of TSYS stock. The shares may be purchased from time to time over the next two years at prices considered attractive to the Company. On May 3, 2011, TSYS announced that its Board had approved an increase in the number of shares that may be repurchased under its current share repurchase plan from up to 10 million shares to up to 15 million shares of TSYS stock. The expiration date of the plan was also extended to April 30, 2013. Through December 31, 2011, the Company purchased 6.6 million shares for approximately $120.6 million, at an average price of $18.28.Through December 31, 2010, the Company purchased 3.1 million shares for approximately $45.1 million, at an average price of $14.60.

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2011:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2011	—	$—	7,293	7,707
November 2011	—	—	7,293	7,707
December 2011	2,400	19.89	9,693	5,307

Total	2,400	$19.89

Treasury Shares

In 2008, the Compensation Committee approved “share withholding for taxes” for all employee nonvested awards, and also for employee stock options under specified circumstances. The dollar amount of the income tax liability from each exercise is converted into TSYS shares and withheld at the statutory minimum. The shares are added to the treasury account and TSYS remits funds to the Internal Revenue Service to settle the tax liability. During 2011 and 2010, the Company acquired 37,081 shares for approximately $636,000 and 66,553 shares for approximately $1.1 million, respectively, as a result of share withholding for taxes.